UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (877) 446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

Item 1.	Schedule of Investments.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND JANUARY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.0%
	Shares	Value
BUSINESS SERVICES — 12.2%
Cognizant Technology Solutions, Cl A *	1,240,601	$89,013,122
Visa, Cl A	858,512	86,400,647

		175,413,769

CONSUMER DISCRETIONARY — 17.5%
Amazon.com *	387,300	75,306,612
Coach	1,003,092	70,266,595
Viacom, Cl B	1,048,334	49,313,631
Yum! Brands	892,153	56,500,049

		251,386,887

CONSUMER STAPLES — 3.1%
Mead Johnson Nutrition, Cl A	595,510	44,121,336

ENERGY — 4.5%
National Oilwell Varco	870,652	64,410,835

FINANCIALS — 9.2%
CME Group, Cl A	290,613	69,604,720
T Rowe Price Group	1,090,906	63,098,003

		132,702,723

HEALTH CARE — 17.7%
Allergan	465,392	40,912,611
Celgene *	1,403,215	102,013,731
Illumina *	1,077,775	55,785,634
Intuitive Surgical *	123,451	56,776,349

		255,488,325

INDUSTRIALS — 3.4%
Quanta Services *	2,257,262	48,756,859

INFORMATION TECHNOLOGY — 13.9%
Apple *	140,681	64,218,063
Google, Cl A *	126,634	73,461,650
Oracle	2,234,837	63,022,403

		200,702,116

MATERIALS — 5.7%
Ecolab	488,753	29,540,231
Praxair	490,533	52,094,605

		81,634,836

TELECOMMUNICATION SERVICES — 4.3%
American Tower, Cl A	969,152	61,550,844

WIRELESS — 6.5%
Qualcomm	1,598,414	94,018,711

TOTAL COMMON STOCK (Cost $1,106,542,840)		1,410,187,241

SHORT-TERM INVESTMENT — 2.0%
Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, Cl I, 0.130% (A) (Cost $28,142,594)	28,142,594	$28,142,594

TOTAL INVESTMENTS — 100.0% (Cost $1,134,685,434)†		$1,438,329,835

Percentages are based on Net Assets of $1,438,334,595.

* Non-income producing security.

(A) The rate reported is the 7-day effective yield as of January 31, 2012.

Cl — Class

† At January 31, 2012, the tax basis cost of the Fund’s investments was $1,134,685,434, and the unrealized appreciation and depreciation were $327,016,176 and $(23,371,775), respectively.

As of January 31, 2012, all of the Fund’s investments are Level 1 in accordance with ASC 820. For the quarter ended January 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended January 31, 2012, there were no level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

EMC-QH-001-1300

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors’ Inner Circle Fund

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

By (Signature and Title)	/S/ MICHAEL LAWSON
Michael Lawson, Treasurer, Controller & CFO

Date: March 29, 2012